JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

May 23, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”)

     On behalf of the JPMorgan Quantitative Large

     Cap Plus Fund and the JPMorgan Global

     Bond Opportunities Fund (the “Funds”)

     File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 214 (Amendment No. 215 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering new Funds as new series of the Trust. Included in the filing are the prospectuses and Statements of Additional Information for the Funds.

The JPMorgan Quantitative Large Cap Plus Fund seeks to provide total return. The Fund will invest primarily in long and short positions of equity securities issued by large capitalization companies and intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). We are registering Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares for this Fund.

The JPMorgan Global Bond Opportunities Fund seeks to provide total return. The Fund seeks to achieve its investment objective by investing across sectors in developed and emerging markets located around the world. We are registering Class A, Class C, Select Class and Class R6 Shares of this Fund.

If you have any questions or comments, please contact me at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

cc: Vincent Di Stefano